Significant accounting policies	12 Months Ended
Dec. 31, 2017
Disclosure Of Summary Of Significant Accounting Policies Explanatory [Abstract]
Disclosure of significant accounting policies [text block]
3.	Significant accounting policies

The accounting policies set out below have been applied consistently to all years presented in these financial statements and notes.

(a)	Cash and cash equivalents

Cash consists of balances held with banks, and other short-term highly liquid investments with original maturities of three months or less from inception.

(b)	Basis of consolidation

(i)	Subsidiaries

Subsidiaries are entities controlled by the Corporation. Control exists when the Corporation is exposed, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In assessing control, potential voting rights that currently are exercisable are taken into account. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

(ii)	Joint arrangements

A portion of the Corporation’s natural gas and liquids activities involve joint operations. The consolidated financial statements include the Corporation’s share of these joint operations and a proportionate share of the relevant revenue and costs.

(c)	Financial instruments

All financial instruments are initially recognized at fair value on the Consolidated Statement of Financial Position. Measurement of financial instruments subsequent to the initial recognition, as well as resulting gains and losses, is based on how each financial instrument was initially classified. The Corporation has classified each identified financial instrument into the following categories: fair value through profit or loss, loans and receivables, held to maturity investments, available for sale financial assets, and financial assets and liabilities at amortized cost. Fair value through profit or loss financial instruments are measured at fair value with gains and losses recognized in income immediately. Available for sale financial assets are measured at fair value with gains and losses, other than impairment losses, recognized in other comprehensive income and transferred to income when the asset is derecognized. Loans and receivables, held to maturity investments and financial assets and liabilities at amortized cost, are recognized at amortized cost using the effective interest method and impairment losses are recorded in income when incurred.

Derivative instruments executed by the Corporation to manage market risk associated with volatile commodity prices are classified as fair value through profit or loss and recorded on the Consolidated Statement of Financial Position as derivatives assets and liabilities measured at fair value. Gains and losses on these instruments are recorded as gains and losses on derivatives in the Consolidated Statement of Comprehensive Income (Loss) in the period they occur. Gains and losses on derivative instruments are comprised of cash receipts and payments associated with periodic settlement that occurs over the life of the instrument, and non-cash gains and losses associated with changes in the fair values of the instruments, which are remeasured at each reporting date and recorded on the Consolidated Statement of Financial Position.

(d)	Property, plant and equipment and exploration and evaluation assets

(i)	Recognition and measurement

Exploration and evaluation costs

Pre-license costs are recognized in the Consolidated Statement of Comprehensive Income (Loss) as incurred.

All exploratory costs incurred subsequent to acquiring the right to explore for natural gas and liquids before technical feasibility and commercial viability of the area have been established are capitalized. Such costs can typically include costs to acquire land rights, geological and geophysical costs and exploration well costs.

Exploration and evaluation costs are not depreciated and are accumulated in cost centers by well, field or exploration area and carried forward pending determination of technical feasibility and commercial viability.

The technical feasibility and commercial viability of extracting a mineral resource from exploration and evaluation assets is considered to be generally determinable when proved or probable reserves are determined to exist. Upon determination of proved or probable reserves, exploration and evaluation assets attributable to those reserves are first tested for impairment and then reclassified from exploration and evaluation assets to property, plant and equipment, net of any impairment loss.

Management reviews and assesses exploration and evaluation assets to determine if technical feasibility and commercial viability exist. If Management decides not to continue the exploration and evaluation activity, the unrecoverable costs are charged to exploration and evaluation expense in the period in which the determination occurs.

Property, plant and equipment

Items of property, plant and equipment, which include natural gas and liquids properties, are measured at cost less accumulated depreciation and accumulated impairment losses. Costs include lease acquisition, drilling and completion, production facilities, decommissioning costs, geological and geophysical costs and directly attributable general and administrative costs and share based compensation related to development and production activities, net of any government incentive programs.

When significant parts of an item of property, plant and equipment, including natural gas and liquids properties, have different useful lives, they are accounted for as separate items (major components).

(ii)	Subsequent costs

Costs incurred subsequent to development and production that are significant are recognized as natural gas and liquids property only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in comprehensive income as incurred. Such capitalized natural gas and liquids costs generally represent costs incurred in developing proved and probable reserves and producing or enhancing production from such reserves, and are accumulated on a field or area basis. The carrying amount of any replaced or sold component is derecognized in accordance with our policies. The costs of the day-to-day servicing of property, plant and equipment are recognized in the Consolidated Statement of Comprehensive Income (Loss) as incurred.

(iii)	Depreciation

The net carrying value of natural gas and liquids properties is depreciated using the units-of-production (“UOP”) method by reference to the ratio of production in the period to the related proved and probable reserves, taking into account estimated future development costs necessary to bring those reserves into production. Future development costs are estimated taking into account the level of development required to produce the reserves. These estimates are reviewed by independent reserve engineers at least annually.

(iv)	Dispositions

Gains and losses on disposal of an item of property, plant and equipment, including natural gas and liquids properties, are determined by comparing the proceeds from disposition with the carrying amount of property, plant and equipment and are recognized net within other income (expenses) in the Consolidated Statement of Comprehensive Income (Loss).

(v)	Impairment

The carrying amounts of the Corporation’s property, plant and equipment are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated. For the purpose of impairment testing of property, plant and equipment, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit” or “CGU”).

Exploration and evaluation assets are assessed for impairment if sufficient data exists to determine technical feasibility and commercial viability, and facts and circumstances suggest that the carrying amount exceeds the recoverable amount. Exploration and evaluation assets are allocated to CGU’s or groups of CGU’s for the purposes of assessing such assets for impairment.

The recoverable amount of an asset or a CGU is the greater of its value in use and its fair value less costs of disposition. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Value in use is generally computed by reference to the present value of the future cash flows expected to be derived from production of proved and probable reserves. Fair value less costs of disposition is assessed utilizing market valuation based on an arm’s length transaction between active participants. In the absence of any such transactions, fair value less costs of disposition is estimated by discounting the expected after-tax cash flows of the cash generating unit at an after-tax discount rate that reflects the risk of the properties in the cash generating unit. The discounted cash flow calculation is then increased by a tax-shield calculation, which is an estimate of the amount that a prospective buyer of the cash generating unit would be entitled. The carrying value of the cash generating unit is reduced by the deferred tax liability associated with its property, plant and equipment.

Impairment losses on property, plant and equipment are recognized in the Consolidated Statement of Comprehensive Income (Loss) as impairment of natural gas and liquids properties and are separately disclosed. An impairment of exploration and evaluation assets is recognized as exploration and evaluation expense in the Consolidated Statement of Comprehensive Income (Loss).

(e)	Decommissioning liability

A decommissioning liability is recognized if, as a result of a past event, the Corporation has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Decommissioning liabilities are determined by discounting the expected future cash flows at a risk-free rate.

(f)	Share based compensation

Advantage accounts for share based compensation expense based on the fair value of rights granted under its share based compensation plans.

Advantage’s Stock Option Plan (“Stock Option Plan”) authorizes the Board of Directors to grant Stock Options to service providers, including directors, officers, employees and consultants of Advantage. Compensation costs related to the Stock Options are recognized as share based compensation expense over the vesting period at fair value.

Advantage’s Restricted and Performance Award Incentive Plan provides share based compensation for service providers. Awards granted under this plan may be settled in cash or in shares. As the Corporation generally intends to settle the Awards in shares, the plan is considered and accounted for as “equity-settled”.

As compensation expense is recognized, contributed surplus is recorded until the Performance Awards vest or Stock Options are exercised, at which time the appropriate common shares are then issued to the service providers and the contributed surplus is transferred to share capital.

(g)	Revenue

Revenue from the sale of natural gas and liquids is recorded when the significant risks and rewards of ownership of the product is substantially transferred to the buyer.

(h)	Finance expense

Finance expense comprises interest expense on bank indebtedness and accretion of the discount on the decommissioning liability.

(i)	Income tax

Income tax expense or recovery comprises current and deferred income tax. Income tax expense or recovery is recognized in income or loss except to the extent that it relates to items recognized directly in shareholders’ equity.

Current income tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to income tax payable in respect of previous years.

Deferred income tax is recognized using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred income tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination, and at the time of the transaction, affects neither accounting income nor taxable income. Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred income tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Deferred income tax assets and liabilities are only offset when they are within the same legal entity and same tax jurisdiction. Deferred income tax assets and liabilities are presented as non-current.

(j)	Net income (loss) per share

Basic net income (loss) per share is calculated by dividing the net income (loss) attributable to common shareholders of the Corporation by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is determined by adjusting the net income (loss) attributable to common shareholders and the weighted average number of common shares outstanding for the effects of dilutive instruments such as Performance Awards and Stock Options granted to service providers using the treasury stock method.

(k)	Investment tax credits

Investment tax credits relating to Scientific Research and Experimental Development claims are considered an income tax credit and are offset against our income tax expense when they become probable of realization.

(l)	Accounting Pronouncement not yet Adopted

IFRS 9 Financial Instruments introduces a new classification and measurement requirements, impairment model and hedge accounting model. IFRS 9 is effective for annual periods beginning on or after January 1, 2018. Advantage does not anticipate any material changes or effects to our current accounting.

IFRS 15 Revenue from Contracts with Customers requires an entity to recognize revenue to reflect the transfer of goods and services for the amount it expects to receive, when control is transferred to the purchaser. The standard is to be adopted for annual periods beginning on or after January 1, 2018, either retrospectively or using a modified retrospective approach. Advantage has individually assessed each current and possible future revenue stream using the principles established by IFRS 15. Based on these assessments, Advantage has determined that accounting for each of its revenue streams will be substantially the same under IFRS 15 as under current IFRS standards. Advantage does not anticipate any material impacts to its current accounting from the adoption of IFRS 15.

IFRS 16 Leases requires the recognition of assets and liabilities for most leases. The standard applies to annual periods beginning on or after January 1, 2019. Under IFRS 16, lease assets and liabilities will be required to be recognized on the balance sheet for most leases, where the entity is acting as a lessee. Certain leases of low-value assets and leases with short-terms (less than 12 months) will be exempt from the balance sheet recognition requirements, and may continue to be treated as operating leases. Advantage is currently reviewing the impact of IFRS 16 on its financial statements.